SCHEDULE OF CONCENTRATION (Details) - HTL Marketing Pte. Ltd [Member] - Revenue Benchmark [Member] - Supplier Concentration Risk [Member]	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2024 SGD ($)
Concentration Risk [Line Items]
Cost of goods sold	$ 552,330	$ 750,340	$ 976,960
Percentage of cost of goods sold	82.00%	82.00%	94.00%
Accounts payable	$ 165,837		$ 1,077,564	$ 225,290